SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2011
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other Income (Loss)
Interest and sundry income (loss)						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative expenses						(24,122)
Provincial capital tax						—
Interest expense						(13,989)

Income before income, mining and federal capital taxes						$104,766

Three Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$271,568	$130,228	$33,088	$—	$(13,836)	$122,088
Europe	34,725	17,937	6,176	—	(4,025)	14,637
Latin America	41,163	18,408	4,739	—	434	17,582
Exploration	—	—	—	12,955	—	(12,955)

	$347,456	$166,573	$44,003	$12,955	$(17,427)	$141,352

Segment income						$141,352
Corporate and Other Income (Loss)
Interest and sundry income						93
Gain on sale of available-for-sale securities						—
Gain on derivative financial instruments						6,395
General and administrative expenses						(23,240)
Provincial capital tax						(742)
Interest expense						(15,309)

Income before income, mining and federal capital taxes						$108,549

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other Income (Loss)
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative expenses						(59,274)
Provincial capital tax						—
Interest expense						(27,997)

Income before income, mining and federal capital taxes						$182,128

Six Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$448,183	$211,588	$53,449	$—	$(3,677)	$186,823
Europe	69,213	40,955	13,290	—	(4,687)	19,655
Latin America	67,643	32,257	7,767	—	(162)	27,781
Exploration	—	—	—	20,459	—	(20,459)

	$585,039	$284,800	$74,506	$20,459	$(8,526)	$213,800

Segment income						$213,800
Corporate and Other Income (Loss)
Interest and sundry income						153
Gain on sale of available-for-sale securities						346
Gain on derivative financial instruments						7,162
General and administrative expenses						(51,670)
Provincial capital tax						(155)
Interest expense						(19,813)

Income before income, mining and federal capital taxes						$149,823

Segment assets by geographical area

	Total Assets as at
	June 30, 2011	December 31, 2010
Canada	$3,995,585	$4,172,997
Europe	717,718	679,258
Mexico	684,807	619,263
Exploration	243,546	28,833

	$5,641,656	$5,500,351